Note 12 - Commitments With Off-balance Sheet Risk	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Commitments with Off-Balance Sheet Risk Disclosure [Text Block]
NOTE
12—COMMITMENTS
WITH OFF-BALANCE SHEET RISK

Consumers National is a party to commitments to extend credit in the normal course of business to meet the financing needs of its customers. Commitments are agreements to lend to customers providing that there are no
violations of any condition established in the contract. Commitments to extend credit have a fixed expiration date or other termination clause. These instruments involve elements of credit and interest rate risk more than the amount recognized in the statements of financial position. Consumers National uses the same credit policies in making commitments to extend credit as it does for on-balance sheet instruments.

Consumers National evaluates each customer’s credit on a case-by-case basis. The amount of collateral obtained is based on management’s credit evaluation of the customer. The amount of commitments to extend credit and the exposure to credit loss for non-performance by the customer was
$62,764
and
$53,029
as of
June 30, 2018
and
2017,
respectively. Of the
June
30,
2018
commitments,
$53,082
carried variable rates and
$9,682
carried fixed rates of interest ranging from
3.375%
to
6.50%
with maturity dates from
August 2018
to
June 2048.
Of the
June 30, 2017
commitments,
$41,167
carried variable rates and
$11,862
carried fixed rates of interest ranging from
2.45%
to
6.50%.
Financial standby letters of credit were
$1,090
as of
June 30, 2018
and
$713
as of
June 30, 2017.
In addition, commitments to extend credit of
$8,493
and
$8,121
as of
June 30, 2018
and
2017,
respectively, were available to checking account customers related to the overdraft protection program. Since some loan commitments expire without being used, the amount does not
necessarily represent future cash commitments.